PARENT COMPANY FINANCIAL INFORMATION - ORA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [line items]
PROFIT/(LOSS) FOR THE YEAR	$ (295,577)	$ (92,951)	$ (46,880)
Other comprehensive (loss)/income	(37,202)	(44,466)	(37,930)
Atento Luxco 1, S.A. [member]
Disclosure of analysis of other comprehensive income by item [line items]
PROFIT/(LOSS) FOR THE YEAR	(1,569)	(1,120)	222
Translation differences	53,483	(21,339)
Other comprehensive (loss)/income	53,483	(21,339)	42,931
Total comprehensive (loss)/income	$ 51,914	$ (22,459)	$ 43,153